SHORT-TERM BORROWINGS (Details Textual)	12 Months Ended						12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 13, 2013 USD ($)	Dec. 13, 2013 CNY	Dec. 31, 2014 Floating Interest Rate [Member]	Mar. 07, 2014 Nanjing Bank Company Limited [Member] USD ($)	Mar. 07, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 20, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 20, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 28, 2014 Nanjing Bank Company Limited [Member] USD ($)	Jan. 28, 2014 Nanjing Bank Company Limited [Member] CNY	Jan. 20, 2014 Commercial Bank of China Limited [Member] USD ($)	Jan. 20, 2014 Commercial Bank of China Limited [Member] CNY	Dec. 31, 2014 Commercial Bank of China Limited [Member] USD ($)	Dec. 31, 2014 Commercial Bank of China Limited [Member] CNY
Line of Credit Facility [Line Items]
Long-term Line of Credit																$ 2,440,500	15,000,000
Line of Credit Facility, Interest Rate During Period	7.50%	6.30%	6.60%				7.50%	7.50%	7.50%			7.50%	7.50%
Short-term borrowings	2,440,500	2,477,715		15,000,000	2,477,715	15,000,000		812,000	5,000,000			1,624,000	10,000,000
Line of Credit Facility, Expiration Date								Mar. 07, 2015	Mar. 07, 2015			Jan. 28, 2015	Jan. 28, 2015
Interest Expense, Short-term Borrowings	176,231	159,483	149,488
Repayments of Short-term Debt, Total										$ 825,905	5,000,000			$ 1,651,970	10,000,000